Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangements [Abstract]
Share-based compensation
5.23 Share-based compensation
The Company operates various share-based compensation plans, both equity-settled and cash-settled plans. The consolidated statement of profit or loss includes the following expenses arising from share-based payments:

	Year ended December 31
in € thousand	2025	2024	2023
Stock option plans	7,054	7,894	5,152
Free ordinary shares program	2,473	1,501	1,514
Phantom shares	44	(685)	(390)
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	9,571	8,710	6,276
5.23.1 Stock option plans
The fair value of such share-based compensation is recognized as an expense for employee services received in exchange for the grant of the options. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. Annually, the Group revises its estimates of the number of options that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the income statement and makes a corresponding adjustment to equity.
The proceeds received net of any directly attributable transaction costs are credited to nominal capital (nominal value) and share premium (amount exceeding nominal value) when the options are exercised.
Beginning in 2013, the Company granted stock options to employees and management pursuant to nine successive plans.
Stock options granted from 2013 to 2017 are exercisable in two equal portions after being held for two and for four years (the vesting periods), while stock options granted from 2019 onwards are exercisable in three equal portions after being held for one year, two years and three years. Stock options granted in 2019 are subject to performance conditions.
All options expire no later than ten years after being granted. Stock options are not transferable or negotiable and unvested options lapse without compensation upon termination of employment with the Group (forfeiture). Stock options granted from 2013 onwards vest with the effectiveness of the takeover of more than 50% of the outstanding voting rights of the Group. As this change of control event was considered remote, it has not been considered in the determination of the vesting period.
Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows:

	2025			2024
	Number of options	Number of shares available	Average exercise price (in € per share)	Number of options	Number of shares available	Average exercise price (in € per share)
OUTSTANDING AS AT JANUARY 1	12,472,045	12,472,045	3.44	8,550,802	8,550,802	5.02
Granted	1,857,360	1,857,360	2.49	4,957,716	4,957,716	2.62
Expired	(43,655)	(43,655)	3.92	—	—	N/A
Forfeited	(1,433,292)	(1,433,292)	4.14	(1,036,473)	(1,036,473)	4.47
Exercised	(1,326,252)	(1,326,252)	2.86	—	—	N/A
OUTSTANDING AT YEAR END	11,526,206	11,526,206	3.92	12,472,045	12,472,045	3.44
Exercisable at year end	5,950,015	5,950,015	4.79	4,766,957	4,766,957	4.61
In 2025 1,326,252 employee stock options were exercised of which 2,250 were granted from ESOP 2016, 293,956 from ESOP 2017, 589,016 from ESOP 2019 and 441,030 from ESOP 2024).
No employee stock options were exercised in 2024.
Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of options as at December 31, (presentation as number of convertible shares)
Expiry date		2025	2024
2025	3.92	0	43,655
2026	2.71	8,500	14,500
2027	2.85	202,375	551,475
2029	3.05	892,400	1,596,166
2032	6.47	2,040,211	2,339,974
2033	5.25	2,633,205	3,005,809
2034	2.62	3,991,655	4,920,466
2035	2.49	1,757,860	—
OUTSTANDING AT YEAR END		11,526,206	12,472,045
During 2025, 1,857,360 stock options were granted (2024: 4,957,716). The weighted average grant date fair value of options granted during 2025 was €1.57 (2024: €1.84). The fair value of the granted options was determined using the Black Scholes valuation model.
The significant inputs into the models were:

As at Jul 7, 2025
Expected volatility (%), based on historical volatility	75.65%
Expected vesting period (term in years)	5.50 – 6.50
Risk-free interest rate (%)	1.78% – 1.91%
5.23.2 Free ordinary shares
In 2025, the Board of Directors approved a grant of 3,537,321 free ordinary shares to members of the Executive Committee and senior management. These awards are subject to specified performance conditions, in addition to the applicable service conditions.
In 2024, the Company granted 991,643 free ordinary shares to the Executive Committee and senior management, subject solely to service conditions, with no associated performance conditions.
These free share plans are designed to align management interests with those of shareholders and to provide a long-term incentive program for the Company’s senior leadership.
The number of free ordinary shares granted was as follows:

	Year ended December 31
Number of free ordinary shares granted	2025	2024
Executive Committee	2,045,739	572,793
Senior Leadership Group	1,491,582	418,850
FREE ORDINARY SHARES GRANTED	3,537,321	991,643
In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Year ended December 31
Number of free shares	2025	2024
OUTSTANDING AS AT JANUARY 1	1,485,019	1,368,630
Granted	3,537,321	991,643
Forfeited	(188,663)	(265,872)
Exercised	(358,637)	(609,382)
OUTSTANDING AT YEAR END	4,475,040	1,485,019
Free ordinary shares subject to performance conditions	3,401,001	—
Free ordinary shares not subject to performance conditions	1,074,039	1,485,019
Subject to the applicable vesting conditions — service conditions for plans prior to 2025, and both service and performance conditions for the 2025 plan — the free shares granted to a participant will vest and be definitively delivered in three tranches. Each tranche will amount to one third of the total individual allocation. If one third is not a whole number, the number of free shares will be rounded down for the first two tranches and rounded up for the third tranche.
The first tranche for the performance based free shares granted in 2025 will vest on July 7, 2027, and the second and the third tranches will vest on July 7, 2028.
Following the vesting of the free shares, no compulsory holding period will apply to the vested shares.
The expense recognized for the free ordinary share plans is measured as the number of shares expected to vest multiplied by the grant-date fair value of those shares. For all plans issued prior to 2025, the grant-date fair value is determined using the grant-date share price. For the 2025 performance free shares plan, which includes market-based performance conditions, the grant-date fair value is determined using a Monte Carlo valuation model.
The 2025 and 2024 plans further provide for accelerated vesting of the free shares in the event of a Change of Control (as defined in the applicable terms & conditions) occurring no earlier than two years after the grant date. For the 2024 plan it is October 22, 2026, and for the 2025 performance free shares plan it is July 7, 2027. As management considered the chance of a Change of Control remote at the grant date, this was not included in the determination of the vesting period.
In addition, the plans provide for the possibility to remain entitled to a prorated number of shares, for any unvested tranche, in case of retirement of a beneficiary before complete vesting. Finally, the terms and conditions applicable to the free share plans state that if a Change of Control takes place before the specified date and section III of Article L. 225-197-1 of the French Commercial Code does not apply, the plan will be canceled and the Company will indemnify the participants for the loss of unvested free shares, subject however to all required shareholder approvals where corporate officers are concerned. The gross amount of this indemnity will be calculated as though such free shares had been vested upon the Change of Control. The conditions and limitations set forth in the applicable terms and conditions of the plan will apply to this calculation, mutatis mutandis.
In accordance with the decisions of the Board of Directors of June 25, 2024 and July 7, 2025, and by application of section II (5th paragraph) of Article L. 225-197-1 of the French Commercial Code when applicable, the beneficiaries that are corporate officers, i.e. the CEO (Directeur Général) and the Associate Managing Officers (Directeurs Généraux Délégués), and each of the other members of the Executive Committee should keep not less than 20% of the vested free shares of each tranche until termination of both their Executive Committee membership and (as applicable) their corporate office.
5.23.3 Phantom shares
No new phantom shares were granted in 2025 or in 2024.
In 2017, 2019 and 2020, phantom share plans were issued for employees who are U.S. citizens, with the same conditions as the stock option and free ordinary share programs (see Note 5.23.1 and 5.23.2) but which will not be settled in equity, but in cash. Therefore, it is considered as a cash settled plan. The liability for the phantom shares is measured (initially and at the end of each reporting period until settled) at the fair value of the share options rights, by applying an option pricing model taking into account the terms and conditions on which the phantom rights were granted and the extent to which the employees have rendered services to date.
In accordance with the foregoing, changes in the outstanding phantom shares are as follows:

	Year ended December 31
Number of phantom shares	2025	2024
OUTSTANDING AS AT JANUARY 1	39,500	410,500
Granted	—	—
Forfeited	—	(161,000)
Exercised	(29,500)	(210,000)
OUTSTANDING AT YEAR END	10,000	39,500
The carrying amount of the liability relating to the phantom shares as at December 31, 2025 was €0.0 million (December 31, 2024: €0.0 million). The fair values of the granted options were determined on the balance sheet dates using the Black Scholes valuation model.
Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of phantom shares as at December 31
Expiry date		2025	2024
2027	2.85	—	6,250
2029	3.05	10,000	33,250
OUTSTANDING AT YEAR END		10,000	39,500
The significant inputs into the models were:

	Year ended December 31
	2025	2024
Expected volatility (in %)	41.18%	53.47%
Expected vesting period (term in years)	—	—
Risk-free interest rate (in %)	2.00%	2.31%